UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09145

Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 180.8%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.4%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$996,728
		$996,728
Education — 6.6%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,002,250
450	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	416,425
3,480	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	3,234,416
		$4,653,091
Electric Utilities — 5.5%
$2,000	New York Power Authority, 5.25%, 11/15/40	$1,972,140
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,947,372
		$3,919,512
Escrowed/Prerefunded — 8.4%
$200	New York City Industrial Development Agency, (Ohel Children’s Home), Escrowed to Maturity, 6.25%, 8/15/22	$210,430
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,714,050
955	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,035,067
		$5,959,547
General Obligations — 9.3%
$6,000	New York City, 5.25%, 9/15/33	$5,908,560
680	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	631,360
		$6,539,920
Health Care-Miscellaneous — 6.8%
$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$973,808
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,026,972
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	187,682
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	51,362
100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	102,724
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,431,390
		$4,773,938
Hospital — 22.4%
$205	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$205,640
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	486,382
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,207,412
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,282,400
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	412,560
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,716,146
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	292,905

$1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$1,371,600
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,789,020
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,144,175
1,250	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,188,887
650	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.25%, 12/1/32	587,489
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,133,817
		$15,818,433
Housing — 23.0%
$2,750	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$2,608,237
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,182,263
2,620	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.20%, 11/1/40	2,394,156
3,555	New York City Housing Development Corp., (Multi-Family Housing), (FNMA), 4.60%, 1/15/26	3,198,078
3,125	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,886,438
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,333,365
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,756,160
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	902,400
		$16,261,097
Industrial Development Revenue — 15.0%
$1,160	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,123,808
4,200	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	4,069,044
1,500	New York City Industrial Development Agency, (American, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,550,520
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,544,525
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	744,465
525	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	538,650
		$10,571,012
Insured-Education — 9.5%
$4,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27	$4,765,230
2,795	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/31	703,837
5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33	1,223,149
		$6,692,216
Insured-Electric Utilities — 7.0%
$3,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$2,856,030
2,400	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	2,093,232
		$4,949,262
Insured-General Obligations — 2.8%
$1,750	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27 (2) (3)	$1,955,153
		$1,955,153
Insured-Hospital — 7.3%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23 (4)	$5,135,500
		$5,135,500
Insured-Lease Revenue/Certificates of Participation — 4.6%
$1,355	Hudson Yards Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$1,236,194
2,300	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	1,993,962
		$3,230,156

Insured-Other Revenue — 2.6%
$1,070	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$956,280
925	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	869,667
		$1,825,947
Insured-Special Tax Revenue — 6.2%
$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$894,660
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	877,725
19,745	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,131,191
3,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	373,524
6,705	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	697,722
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	414,177
		$4,388,999
Insured-Transportation — 11.4%
$2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$2,651,172
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29 (1)	3,392,760
2,030	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	2,012,684
		$8,056,616
Insured-Water and Sewer — 1.3%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$905,490
		$905,490
Other Revenue — 7.2%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,171,586
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	3,890,700
		$5,062,286
Senior Living/Life Care — 2.2%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,375,340
250	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	213,473
		$1,588,813
Transportation — 20.3%
$1,700	Metropolitan Transportation Authority, 4.50%, 11/15/37	$1,492,906
3,500	Metropolitan Transportation Authority, 4.50%, 11/15/38	3,067,855
25	Port Authority of New York and New Jersey, 5.00%, 11/15/37	23,918
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37 (1)	1,817,797
5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28 (1)	5,604,264
2,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	2,290,002
		$14,296,742
Total Tax-Exempt Investments — 180.8% (identified cost $135,091,321)		$127,580,458
Other Assets, Less Liabilities — (17.7)%		$(12,521,666)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.1)%		$(44,505,490)
Net Assets Applicable to Common Shares — 100.0%		$70,553,302

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 29, 2008, 29.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 18.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,955,153 or 2.8% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 29, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/08	127 U.S. Treasury Bond	Short	$(14,548,001)	$(15,065,375)	$(517,374)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,200,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(17,298)
Merrill Lynch Capital Services, Inc.	$5,200,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	8,530
Morgan Stanley Capital Services, Inc.	$1,925,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(146,143)
					$(154,911)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,977,101
Gross unrealized appreciation	1,385,941
Gross unrealized depreciation	(9,457,584)
Net unrealized depreciation	$(8,071,643)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(517,374)
Level 2	Other Significant Observable Inputs	127,580,458	(154,911)
Level 3	Significant Unobservable Inputs	—	—
Total		$127,580,458	$(672,285)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 21, 2008